united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Power Dividend Index VIT Fund

Class 1 shares

Class 2 shares

Power Income VIT Fund

 Class 1 shares

Class 2 shares

Power Momentum Index VIT Fund

Class 1 shares

Class 2 shares

Semi-Annual Report

 June 30, 2019

1-877-7PWRINC

1-877-779-7462

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Power Dividend Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Dividend Index VIT Fund - Class 1	(3.25)%	(5.39)%	(0.72)%	6.47%	3.26%
S&P 500 Total Return Index (b)	18.54%	10.42%	10.71%	14.70%	8.05%
S&P 500 Value Total Return Index (c)	17.35%	8.22%	8.46%	12.33%	5.77%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract or weperate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2019 is 1.82% and 2.07% for Class 1, and Class 2 shares, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. Prior to June 1, 2019, the fee waivers were 1.25% and 1.50% of the Fund’s average daily net assets for Class 1 and Class 2 respectively. As of June 30, 2019 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The S&P 500 Value Return Index is comprised of value companies within the S&P 500.

Portfolio Composition as of June 30, 2019

Holdings By Investment Types	% of Net Assets
Common Stock	99.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.0)%*
100.0%

*	Represents less than 0.1%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Power Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Power Income VIT Fund - Class 1	5.82%	5.66%	2.33%	3.39%
Power Income VIT Fund - Class 2	5.55%	4.15%	0.39%	1.68%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	6.11%	7.87%	2.95%	2.70%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract, or separate account. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2019 are 2.82% and 3.32% for Class 1 and Class 2 respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date for Class 1 and Class 2 shares is April 30, 2012.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2019

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds	95.7%
Exchange Traded Notes	3.0%
Short-Term Investments	1.6%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Power Momentum Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Momentum Index VIT Fund - Class 1	5.06%	3.98%	5.50%	13.48%	5.75%
S&P 500 Total Return Index (b)	18.54%	10.42%	10.71%	14.70%	8.05%
S&P 500 Value Return Index (c)	17.35%	8.22%	8.46%	12.33%	5.77%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract or seperate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1, and Class 2 prospectus dated May 1, 2019 is 1.54% and 1.79% for Class 1 and Class 2 shares, respectively. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. Prior to June 1, 2019, the fee waivers were 1.25% and 1.50% of the Fund’s average daily net assets for Class 1 and Class 2 respectively. As of June 30, 2019 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The S&P 500 Value Return Index is comprised of value companies within the S&P 500.

Portfolio Composition as of June 30, 2019

Holdings By Investment Type	% of Net Assets
Common Stock	89.2%
Exchange Traded Funds	10.0%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 99.2%
	ADVERTISING - 4.0%
27,913	Interpublic Group of Cos, Inc.	$630,555
7,809	Omnicom Group, Inc.	639,948
		1,270,503
	AGRICULTURE - 1.8%
11,889	Altria Group, Inc.	562,944

	APPAREL - 2.1%
38,521	Hanesbrands, Inc.	663,332

	BANKS - 5.9%
54,414	FNB Corp.	640,453
16,254	PacWest Bancorp	631,143
37,302	Umpqua Holdings Corp.	618,840
		1,890,436
	BIOTECHNOLOGY - 4.0%
3,522	Amgen, Inc.	649,034
9,348	Gilead Sciences, Inc.	631,551
		1,280,585
	BUILDING MATERIALS - 2.0%
15,123	Johnson Controls International PLC	624,731

	CHEMICALS - 8.0%
26,090	Chemours Co.	626,160
8,498	Eastman Chemical Co.	661,399
32,261	Huntsman Corp.	659,415
27,923	Olin Corp.	611,793
		2,558,767
	COMPUTERS - 4.5%
13,653	Seagate Technology PLC	643,329
16,496	Western Digital Corp.	784,385
		1,427,714
	DISTRIBUTION/WHOLESALE - 1.9%
3,796	Watsco, Inc.	620,760

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
29,604	Invesco Ltd.	605,698

	ELECTRIC - 7.5%
7,889	Black Hills Corp.	616,683
6,903	Consolidated Edison, Inc.	605,255
12,171	Exelon Corp.	583,478
5,949	IDACORP, Inc.	597,458
		2,402,874
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
9,789	Emerson Electric Co.	653,122

	ENTERTAINMENT - 1.9%
47,681	International Game Technology PLC	618,423

	FOOD - 5.5%
26,440	Flowers Foods, Inc.	615,259
4,981	JM Smucker Co.	573,761
10,855	Kellogg Co.	581,502
		1,770,522
	GAS - 2.0%
11,656	UGI Corp.	622,547

	HOME FURNISHINGS - 2.0%
16,591	Leggett & Platt, Inc.	636,597

	HOUSEHOLD PRODUCTS/WARES - 1.8%
4,401	Kimberly-Clark Corp.	586,565

	INSURANCE - 2.0%
10,967	Principal Financial Group, Inc.	635,209

	LODGING - 2.0%
10,767	Las Vegas Sands Corp.	636,222

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 99.2% (Continued)
	MACHINERY-DIVERSIFIED - 2.0%
3,728	Cummins, Inc.	$638,756

	MEDIA - 5.9%
12,068	Sinclair Broadcast Group, Inc.	647,207
13,316	Tribune Media Co.	615,465
21,252	Viacom, Inc.	634,797
		1,897,469
	MISCELLANEOUS MANUFACTURING - 2.1%
7,920	Eaton Corp. PLC	659,578

	OIL & GAS - 10.5%
5,109	Chevron Corp.	635,764
13,741	CVR Energy, Inc.	686,913
8,360	Exxon Mobil Corp.	640,627
7,247	Phillips 66	677,884
8,118	Valero Energy Corp.	694,982
		3,336,170
	PACKAGING & CONTAINERS - 2.0%
6,614	Packaging Corp. of America	630,446

	PHARMACEUTICALS - 5.8%
13,881	Bristol-Myers Squibb Co.	629,503
4,359	Johnson & Johnson	607,121
14,417	Pfizer, Inc.	624,544
		1,861,168
	RETAIL - 2.0%
29,122	Macy’s, Inc.	624,958

	SEMICONDUCTORS - 6.1%
2,290	Broadcom, Inc.	659,199
27,800	Cypress Semiconductor Corp.	618,272
10,958	Maxim Integrated Products, Inc.	655,508
		1,932,979

	TOTAL COMMON STOCK (Cost - $31,712,911)	31,649,075

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUNDS - 0.8%
254	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.10% *	254
258	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.25% *	258
246,051	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.25% *	246,051
241	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.97% *	241
	TOTAL SHORT-TERM INVESTMENTS (Cost - $246,804)	246,804

	TOTAL INVESTMENTS - 100.0% (Cost - $31,959,715)	$31,895,879
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% **	(9,002)
	NET ASSETS - 100.0%	$31,886,877

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on June 30, 2019.

**	Represents less than 0.1%

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.7%
	COMMODITY FUND - 3.2%
19,721	Graniteshares Gold Trust *	$277,474
	TOTAL COMMODY FUND (Cost - $253,046)	277,474

	DEBT FUNDS - 77.2%
28,449	iShares 0-5 Year High Yield Corporate Bond ETF	1,328,568
3,961	iShares JP Morgan USD Emerging Markets Bond ETF	448,742
16,770	iShares Preferred & Income Securities ETF	617,975
61,015	iShares Short Maturity Bond ETF	3,070,885
12,353	iShares Short-Term National Muni Bond ETF	1,316,212
	TOTAL DEBT FUNDS (Cost - $6,654,662)	6,782,382

	EQUITY FUNDS - 15.3%
4,980	iShares Edge MSCI USA Quality Factor ETF	455,521
4,528	iShares Edge MSCI USA Value Factor ETF	367,628
8,568	iShares International Select Dividend ETF	263,209
6,205	iShares Mortgage Real Estate ETF	261,727
	TOTAL EQUITY FUNDS (Cost - $1,308,348)	1,348,085

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,216,056)	8,407,941

	EXCHANGE TRADED NOTE - 3.0%
	EQUITY FUND - 3.0%
10,617	JPMorgan Alerian MLP Index ETN	266,593
	TOTAL EXCHANGE TRADED NOTE (Cost - $268,102)	266,593

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUNDS - 1.6%
2,339	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.10% **	2,339
1,542	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.25% **	1,542
119,415	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.25% **	119,415
13,735	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.97% **	13,735
	TOTAL SHORT-TERM INVESTMENTS (Cost - $137,031)	137,031

	TOTAL INVESTMENTS - 100.3% (Cost - $8,621,189)	$8,811,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(28,644)
	NET ASSETS - 100.0%	$8,782,921

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

*	Non-income producing security.

**	Money market fund; interest rate reflects effective yield on June 30, 2019.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 89.2%
	AEROSPACE / DEFENSE - 2.1%
12,119	HEICO Corp.	$1,621,643

	BIOTECHNOLOGY - 1.9%
15,863	Celgene Corp. *	1,466,376

	BUILDING MATERIALS - 4.0%
16,016	Armstrong World Industries, Inc.	1,556,755
6,806	Martin Marietta Materials, Inc.	1,566,129
		3,122,884
	CHEMICALS - 4.0%
6,946	Air Products & Chemicals, Inc.	1,572,366
7,662	Ecolab, Inc.	1,512,785
		3,085,151
	COMMERCIAL SERVICES - 11.8%
23,529	Booz Allen Hamilton Holding Corp.	1,557,855
9,647	Global Payments, Inc.	1,544,774
4,756	MarketAxess Holdings, Inc.	1,528,674
28,689	ServiceMaster Global Holdings, Inc. *	1,494,410
8,380	Strategic Education, Inc.	1,491,640
12,335	Worldpay, Inc. *	1,511,654
		9,129,007
	DISTRIBUTION / WHOLESALE - 4.1%
20,629	Copart, Inc. *	1,541,811
25,021	IAA, Inc. *	970,314
25,021	KAR Auction Services, Inc.	625,525
		3,137,650
	ELECTRIC - 5.9%
34,982	Hawaiian Electric Industries, Inc.	1,523,466
10,996	Sempra Energy	1,511,290
27,325	Southern Co.	1,510,526
		4,545,282
	FOOD - 9.6%
11,069	Hershey Co.	1,483,578
12,373	JM Smucker Co.	1,425,246
10,060	McCormick & Co., Inc.	1,559,401
57,874	Pilgrim’s Pride Corp. *	1,469,421
18,653	Tyson Foods, Inc.	1,506,043
		7,443,689
	GAS - 2.0%
44,941	South Jersey Industries, Inc.	1,515,860

	HEALTHCARE-PRODUCTS - 4.1%
26,914	DENTSPLY SIRONA, Inc.	1,570,701
5,721	IDEXX Laboratories, Inc. *	1,575,163
		3,145,864
	HOME BUILDERS - 1.9%
437	NVR, Inc. *	1,472,799

	INSURANCE - 7.9%
6,180	Erie Indemnity Co.	1,571,450
8,518	RenaissanceRe Holdings Ltd.	1,516,289
16,967	RLI Corp.	1,454,242
23,391	WR Berkley Corp.	1,542,169
		6,084,150
	LEISURE TIME - 1.8%
18,979	Planet Fitness, Inc. *	1,374,839

	MEDIA - 4.0%
1,326	Cable One, Inc.	1,552,733
15,130	Liberty Broadband Corp. *	1,576,849
		3,129,582
	MISCELLANEOUS MANUFACTURING - 2.0%
12,586	AptarGroup, Inc.	1,564,943

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 89.2% (Continued)
	PACKAGING & CONTAINERS - 2.1%
23,199	Ball Corp.	$1,623,698

	RETAIL - 2.1%
18,344	CarMax, Inc. *	1,592,810

	SOFTWARE - 14.0%
15,645	Appfolio, Inc. *	1,600,014
11,804	Broadridge Financial Solutions, Inc.	1,507,135
20,881	Cerner Corp.	1,530,577
14,026	Take-Two Interactive Software, Inc. *	1,592,372
23,519	Thomson Reuters Corp. *	1,516,035
9,387	Veeva Systems, Inc. *	1,521,727
246,615	Zynga, Inc. *	1,511,750
		10,779,610
	TELECOMMUNICATIONS - 2.0%
46,931	Zayo Group Holdings, Inc. *	1,544,499

	WATER - 1.9%
12,854	American Water Works Co., Inc.	1,491,064

	TOTAL COMMON STOCK (Cost - $68,029,690)	68,871,400

	EXCHANGE TRADED FUNDS - 10.0%
	DEBT FUNDS - 10.0%
45,646	iShares 1-3 Year Treasury Bond ETF	3,869,868
38,248	Schwab Short-Term U.S. Treasury ETF	1,934,966
31,752	Vanguard Short-Term Treasury ETF	1,934,649
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,715,622)	7,739,483

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
826,952	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.25% **	826,952
	TOTAL SHORT-TERM INVESTMENT (Cost - $826,952)	826,952

	TOTAL INVESTMENTS - 100.3% (Cost - $76,572,264)	$77,437,835
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(216,248)
	NET ASSETS - 100.0%	$77,221,587

ETF - Exchange Traded Fund

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2019.

Power VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

	Power Dividend	Power Income		Power Momentum
	Index VIT Fund	VIT Fund		Index VIT Fund
ASSETS
Investment securities:
At cost	$31,959,715	$8,621,189		$76,572,264
At value	$31,895,879	$8,811,565		$77,437,835
Dividends and interest receivable	45,047	329		32,135
Receivable for securities sold	—	—		7,659,534
Prepaid expenses and other assets	613	182		1,530
TOTAL ASSETS	31,941,539	8,812,076		85,131,034

LIABILITIES
Payable for Fund shares repurchased	454	1,169		21,647
Investment advisory fees payable	15,590	2,714		41,141
Distribution (12b-1) fees payable	6,458	3,618		15,823
Payable to related parties	6,372	1,295		18,926
Payable for investments purchased	—	—		7,788,110
Accrued expenses and other liabilities	25,788	20,359		23,800
TOTAL LIABILITIES	54,662	29,155		7,909,447
NET ASSETS	$31,886,877	$8,782,921		$77,221,587

COMPOSITION OF NET ASSETS:
Paid in capital	$35,889,642	$8,754,214		$73,485,771
Accumulated earnings (losses)	(4,002,765)	28,707		3,735,816
NET ASSETS	$31,886,877	$8,782,921		$77,221,587

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$31,886,877	$127		$77,221,587
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,136,326	12		2,794,687
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$14.93	$10.91	(a)	$27.63

Class 2 Shares:
Net Assets	$—	$8,782,794		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	888,196		—
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$9.89		$—

(a)	NAV does not recalculate due to rounding of net assets and shares.

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

	Power Dividend	Power Income	Power Momentum
	Index VIT Fund	VIT Fund	Index VIT Fund
INVESTMENT INCOME
Dividends	$457,938	$142,870	$600,725
Interest	16,928	1,876	6,358
TOTAL INVESTMENT INCOME	474,866	144,746	607,083

EXPENSES
Investment advisory fees	103,738	45,225	251,037
Distribution (12b-1) fees
Class 1	39,899	—	96,553
Class 2	—	22,613	—
Administration fees	20,971	7,776	42,749
Accounting services fees	12,822	13,288	15,892
Audit fees	9,007	6,004	4,933
Legal fees	7,351	9,691	2,354
Compliance officer fees	6,278	5,297	3,143
Trustees’ fees and expenses	5,928	6,651	4,565
Transfer agent fees	2,700	3,448	2,962
Custodian fees	2,281	2,750	3,486
Insurance expense	322	301	140
Printing and postage expenses	181	12,483	468
Other expenses	21	414	33
TOTAL EXPENSES	211,499	135,941	428,315
Less: Fees waived/reimbursed by the Advisor	(11,497)	(22,910)	—
NET EXPENSES	200,002	113,031	428,315

NET INVESTMENT INCOME	274,864	31,715	178,768

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(1,159,889)	48,613	2,933,823
Net change in unrealized appreciation (depreciation) on investments	(192,395)	414,291	718,239
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,352,284)	462,904	3,652,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,077,420)	$494,619	$3,830,830

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
FROM OPERATIONS
Net investment income	$274,864	$705,934
Net realized loss from security transactions	(1,159,889)	(3,230,927)
Net change in unrealized appreciation (depreciation) on investments	(192,395)	108,021
Net decrease in net assets resulting from operations	(1,077,420)	(2,416,972)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(263,084)	(622,316)
Total distributions to shareholders	(263,084)	(622,316)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Fund	3,858,539	15,203,109
Net asset value of shares issued in reinvestment of distributions
Fund	263,084	622,316
Payments for shares redeemed
Fund	(2,759,063)	(4,173,158)
Net increase in net assets resulting from shares of beneficial interest	1,362,560	11,652,267

TOTAL INCREASE IN NET ASSETS	22,056	8,612,979

NET ASSETS
Beginning of Period	31,864,821	23,251,842
End of Period	$31,886,877	$31,864,821

SHARE ACTIVITY
Class 1:
Shares Sold	251,705	916,793
Shares Reinvested	17,661	38,437
Shares Redeemed	(180,771)	(252,238)
Net increase in shares of beneficial interest outstanding	88,595	702,992

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
FROM OPERATIONS
Net investment income	$31,715	$195,653
Net realized gain (loss) from security transactions	48,613	(273,990)
Net change in unrealized appreciation (depreciation) on investments	414,291	(219,621)
Net increase (decrease) in net assets resulting from operations	494,619	(297,958)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(3)
Class 2	—	(210,239)
Total Distributions to Shareholders	—	(210,242)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	719,798	3,275,567
Net asset value of shares issued in reinvestment of distributions:
Class 1	—	3
Class 2	—	210,239
Payments for shares redeemed:
Class 2	(1,687,477)	(2,652,749)
Net increase (decrease) in net assets from shares of beneficial interest	(967,679)	833,060

TOTAL INCREASE (DECREASE) IN NET ASSETS	(473,060)	324,860

NET ASSETS
Beginning of Period	9,255,981	8,931,121
End of Period	$8,782,921	$9,255,981

SHARE ACTIVITY
Class 1:
Shares Reinvested	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class 2:
Shares Sold	73,780	335,806
Shares Reinvested	—	22,061
Shares Redeemed	(173,458)	(270,880)
Net increase (decrease) in shares of beneficial interest outstanding	(99,678)	86,987

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
FROM OPERATIONS
Net investment income	$178,768	$600,097
Net realized gain (loss) from security transactions	2,933,823	(770,995)
Net change in unrealized appreciation (depreciation) on investments	718,239	(1,919,824)
Net increase (decrease) in net assets resulting from operations	3,830,830	(2,090,722)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(15,983,805)
Total distributions to shareholders	—	(15,983,805)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	1,465,646	3,516,127
Net asset value of shares issued in reinvestment of distributions
Class 1	—	15,983,805
Payments for shares redeemed
Class 1	(5,732,126)	(5,901,240)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(4,266,480)	13,598,692

TOTAL DECREASE IN NET ASSETS	(435,650)	(4,475,835)

NET ASSETS
Beginning of Period	77,657,237	82,133,072
End of Period	$77,221,587	$77,657,237

SHARE ACTIVITY
Class 1:
Shares Sold	55,599	104,981
Shares Reinvested	—	596,188
Shares Redeemed	(213,553)	(176,902)
Net increase (decrease) in shares of beneficial interest outstanding	(157,954)	524,267

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017 *	December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period	$15.56		$17.29	$15.82	$15.86	$20.52	$20.75
Activity from investment operations:
Net investment income (1)	0.13		0.41	0.36	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.64)		(1.78)	1.35	(0.18)	(1.16)	1.14
Total from investment operations	(0.51)		(1.37)	1.71	0.11	(0.88)	1.43
Less distributions from:
Net investment income	(0.12)		(0.30)	(0.24)	(0.15)	(0.39)	(0.37)
Net realized gains	—		(0.06)	—	—	(3.39)	(1.29)
Total distributions	(0.12)		(0.36)	(0.24)	(0.15)	(3.78)	(1.66)
Net asset value, end of period	$14.93		$15.56	$17.29	$15.82	$15.86	$20.52
Total return (2)	(3.25	)% (5)	(8.02)%	10.89%	0.67%	(3.94)%	6.94%
Net assets, at end of period (000s)	$31,887		$31,865	$23,252	$15,043	$17,072	$20,075
Ratio of gross expenses to average net assets before waiver (3)	1.33	% (6)	1.80%	1.95%	1.41%	1.64%	1.33%
Ratio of net expenses to average net assets after waiver (3)	1.25	% (6)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets before waivers (3,4)	1.65	% (6)	1.96%	1.50%	1.71%	1.05%	1.26%
Ratio of net investment income to average net assets after waivers (3,4)	1.72	% (6)	2.51%	2.20%	1.87%	1.44%	1.35%
Portfolio Turnover Rate	318	% (5)	322%	197%	166%	106%	186%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period	$10.31		$10.68	$10.41	$9.74	$10.10	$10.58
Activity from investment operations:
Net investment income (1)	0.06		0.28	0.47	0.07	0.18	0.39
Net realized and unrealized gain (loss) on investments	0.54		(0.39)	(0.02)	0.60	(0.26)	(0.32)
Total from investment operations	0.60		(0.11)	0.45	0.67	(0.08)	0.07
Less distributions from:
Net investment income	—		(0.26)	(0.18)	—	(0.28)	(0.39)
Net realized gains	—		—	—	—	—	(0.16)
Total distributions	—		(0.26)	(0.18)	—	(0.28)	(0.55)
Net asset value, end of period	$10.91		$10.31	$10.68	$10.41	$9.74	$10.10
Total return (2)	5.82	% (5)	(1.08)%	4.32%	6.88%	(0.83)%	0.63%
Net assets, at end of period	$127		$120	$122	$116	$109	$110
Ratio of gross expenses to average net assets before waiver (3)	2.51	% (6)	2.34%	2.39%	2.04%	1.76%	1.75%
Ratio of net expenses to average net assets after waiver (3)	2.00	% (6)	2.00%	2.00%	2.00%	1.76%	1.75%
Ratio of net investment income to average net assets before waivers (3,4)	1.16	% (6)	2.31%	2.31%	0.62%	0.24%	1.48%
Ratio of net investment income to average net assets after waivers (3,4)	1.16	% (6)	2.65%	2.70%	0.66%	0.24%	1.48%
Portfolio Turnover Rate	43	% (5)	316%	199%	365%	459%	314%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 2
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period	$9.37		$9.91	$9.79	$9.38	$9.86	$10.49
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.21	0.22	0.07	(0.03)	0.21
Net realized and unrealized gain (loss) on investments	0.49		(0.53)	(0.01)	0.34	(0.22)	(0.32)
Total from investment operations	0.52		(0.32)	0.21	0.41	(0.25)	(0.11)
Less distributions from:
Net investment income	—		(0.22)	(0.09)	—	(0.23)	(0.36)
Net realized gains	—		—	—	—	—	(0.16)
Total distributions	—		(0.22)	(0.09)	—	(0.23)	(0.52)
Net asset value, end of period	$9.89		$9.37	$9.91	$9.79	$9.38	$9.86
Total return (2)	5.55	% (5)	(3.31)%	2.12%	4.37%	(2.51)%	(1.08)%
Net assets, at end of period (000s)	$8,783		$9,256	$8,931	$10,389	$13,734	$16,398
Ratio of gross expenses to average net assets before waiver (3)	3.01	% (6)	2.84%	2.89%	2.54%	2.26%	2.25%
Ratio of net expenses to average net assets after waiver (3)	2.50	% (6)	2.50%	2.50%	2.50%	2.26%	2.25%
Ratio of net investment income (loss) to average net assets before waivers (3,4)	0.19	% (6)	1.84%	1.81%	0.64%	(0.26)%	1.98%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	0.70	% (6)	2.18%	2.20%	0.68%	(0.26)%	1.98%
Portfolio Turnover Rate	43	% (5)	316%	199%	365%	459%	314%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017 *	December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period	$26.30		$33.82	$28.51	$27.13	$34.78	$32.32
Activity from investment operations:
Net investment income (1)	0.06		0.25	0.10	0.36	0.08	0.19
Net realized and unrealized gain (loss) on investments	1.27		(2.02)	5.85	1.10	(0.89)	2.41
Total from investment operations	1.33		(1.77)	5.95	1.46	(0.81)	2.60
Less distributions from:
Net investment income	—		(0.11)	(0.43)	(0.08)	(0.22)	(0.14)
Net realized gains	—		(5.64)	(0.21)	—	(6.62)	—
Total distributions	—		(5.75)	(0.64)	(0.08)	(6.84)	(0.14)
Net asset value, end of period	$27.63		$26.30	$33.82	$28.51	$27.13	$34.78
Total return (2)	5.06	% (5)	(2.66)%	20.93%	5.39%	(1.05)%	8.05%
Net assets, at end of period (000s)	$77,222		$77,657	$82,133	$77,116	$81,948	$96,129
Ratio of gross expenses to average net assets before waiver (3)	1.11	% (6)	1.50%	1.49%	1.21%	1.24%	1.17%
Ratio of net expenses to average net assets after waiver (3)	1.11	% (6)	1.15%	1.19%	1.21%	1.24%	1.17%
Ratio of net investment income to average net assets before waivers (3,4)	0.46	% (6)	0.40%	0.01%	1.33%	0.24%	0.56%
Ratio of net investment income to average net assets after waivers (3,4)	0.46	% (6)	0.75%	0.31%	1.33%	0.24%	0.56%
Portfolio Turnover Rate	297	% (5)	458%	506%	141%	107%	234%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The Power Dividend Index VIT Fund (formerly known as the JNF SSgA Tactical Allocation Portfolio, which was formerly known as the JNF Balanced Portfolio), the Power Income VIT Fund and the Power Momentum Index VIT Fund (formerly known as the JNF SSgA Sector Rotation Portfolio, which was formerly known as the JNF Equity Portfolio) (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts owns approximately 51% of the shares offered by the Power Dividend Index VIT Fund, 40% of the shares offered by the Power Income VIT Fund, and 100% of the shares offered by the Power Momentum Index VIT Fund.

Effective February 11, 2017, the JNF Tactical Allocation and JNF SSgA Sector Rotation Portfolios (i) revised their investment objective, (ii) changed names to the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund, respectively, (iii) changed certain principal investment strategies, (iv) were subject to certain additional or different principal investment risks, (v) employed a new investment adviser and discontinued use of the sub-adviser, (vi) added a new share class (vii) implemented a new management fee, approved by shareholders on April 21, 2017, and (viii) adopted an 80% index-related investment policy.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2019 Class 2 shares of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Power Dividend Index VIT Fund	The primary investment objective is total return from income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Income VIT Fund	The primary investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index VIT Fund	The primary investment objective is capital growth and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board “FASB” Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$31,649,075	$—	$—	$31,649,075
Money Market Funds	246,804	—	—	246,804
Total	$31,895,879	$—	$—	$31,895,879

Power Income VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,407,941	$—	$—	$8,407,941
Exchange Traded Note	266,593	—	—	266,593
Money Market Funds	137,031	—	—	137,031
Total	$8,811,565	$—	$—	$8,811,565

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$68,871,400	$—	$—	$68,871,400
Exchange Traded Funds	7,739,483	—	—	7,739,483
Money Market Fund	826,952	—	—	826,952
Total	$77,437,835	$—	$—	$77,437,835

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Portfolios of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Power Dividend Index VIT Fund	Quarterly	Annually
Power Income VIT Fund	Annually	Annually
Power Momentum Index VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Fund’s December 31, 2019 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Power Dividend Index VIT Fund	$102,730,046	$93,674,750
Power Income VIT Fund	3,898,247	4,879,003
Power Momentum Index VIT Fund	227,538,870	228,356,900

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2019, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Power Dividend Index VIT Fund	$103,738
Power Income VIT Fund	45,225
Power Momentum Index VIT Fund	251,037

The Advisor has contractually agreed to reduce their investment advisory fee of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund to 0.65% until June 30, 2019. These waived fees are not subject to reimbursement by the Funds to the Advisor. For the six months ended June 30, 2019 the Advisor voluntarily waived fees as follows:

Fund	Voluntary Fee Waiver
Power Dividend Index VIT Fund	$135,161
Power Income VIT Fund	55,860

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) for Power Dividend Index VIT Fund, Power Income VIT Fund, and Power Momentum Index VIT Fund do not exceed 2.00% and 2.50%, of the Funds’ average daily net assets for Class 1 and Class 2 shares, respectively. Prior to June 1, 2019, the rate was 1.25% and 1.50% of the Fund’s average daily net assets for Class 1 and Class 2 Shares for Power Dividend Index VIT Fund and Power Momentum Index VIT Funds respectively.

During the six months ended June 30, 2019, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Power Dividend Index VIT Fund	$11,497
Power Income VIT Fund	22,910

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended June 30, 2019, the Advisor waived fees/reimbursed expenses for the Funds pursuant to the Waiver Agreement that are subject to recapture as follows:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2019	December 31, 2020	December 31, 2021	Total
Power Dividend Index VIT Fund	$—	$63,509	$54,956	$118,465
Power Income VIT Fund	4,439	37,536	30,842	72,817

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plans, the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively. Under the Plans, the Power Income VIT Fund may pay 0.50% per year of the average daily net assets of Class 2 Shares.

For the six months ended June 30, 2019, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1	Class 2
Power Dividend Index VIT Fund	$39,899	$—
Power Income VIT Fund	—	22,613
Power Momentum Index VIT Fund	96,553	—

As of June 30, 2019, Class 2 shares of each of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund have not commenced operations.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$31,959,715	$337,687	$(401,523)	$(63,836)
Power Income VIT Fund	8,621,189	198,656	(8,280)	190,376
Power Momentum Index VIT Fund	76,603,614	1,697,662	(863,441)	834,221

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal year ended December 31, 2018 and December 31, 2017 was as follows:

	For the year ended December 31, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$622,316	$—	$—	$622,316
Power Income VIT Fund	210,242	—	—	210,242
Power Momentum Index VIT Fund	15,064,018	919,787	—	15,983,805

	For the year ended December 31, 2017
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$245,257	$—	$—	$245,257
Power Income VIT Fund	79,395	—	—	79,395
Power Momentum Index VIT Fund	1,033,545	505,246	—	1,538,791

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

As of December 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Carry	Appreciation/	Accumulated
Fund	Income	Forwards	(Depreciation)	Earnings/(Deficits)
Power Dividend Index VIT Fund	$454,229	$(3,245,049)	$128,559	$(2,662,261)
Power Income VIT Fund	195,593	(437,590)	(223,915)	(465,912)
Power Momentum Index VIT Fund	581,250	(792,246)	115,982	(95,014)

The difference between book basis and tax basis accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2018, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
Power Dividend Index VIT Fund	$2,196,701	$1,048,348	$3,245,049	$—
Power Income VIT Fund	437,590	—	437,590	—
Power Momentum Index VIT Fund	759,927	32,319	792,246	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019 the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Power Dividend Index VIT Fund	50.86%
Midland National Life Insurance Co.	Power Dividend Index VIT Fund	48.97%
Jefferson National Life Insurance Co.	Power Income VIT Fund	39.94%
Nationwide Life Insurance Co.	Power Income VIT Fund	47.17%
Jefferson National Life Insurance Co.	Power Momentum Index VIT Fund	99.99%

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Power Income VIT Fund currently seeks to achieve their investment objectives by investing a portion of their assets in the iShares Short Maturity Bond ETF (the “Security”). The Funds may redeem their investments from the Security at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of June 30, 2019, the percentage of the Power Income VIT Fund’s net assets invested in the iShares Short Maturity Bond ETF was 35.0%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Power VIT Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 1/1/19	6/30/19	Period*	6/30/19	Period
Power Dividend Index VIT Fund	1.25%	$1,000.00	$967.50	$ 6.10	$1,018.60	$6.26
Power Income VIT Fund Class 1	2.00%	$1,000.00	$1,058.20	$10.21	$1,014.88	$9.99
Power Income VIT Fund Class 2	2.50%	$1,000.00	$1,055.50	$12.74	$1,012.40	$12.47
Power Momentum Index VIT Fund	1.11%	$1,000.00	$1,050.60	$5.64	$1,019.29	$5.56

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/19